Related Party Transactions (Details) - Schedule of purchases from related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchase from a relate party
Total	$ 1,407,921	$ 464,784	$ 2,876,993
Q Green Techcon Private Limited. [Member]
Purchase from a relate party
Total	266,544	228,838	1,039,152
Shexian Ruibo [Member]
Purchase from a relate party
Total	$ 1,141,377	$ 235,946	$ 1,837,841